PROPERTY, PLANT AND MINE DEVELOPMENT - Property, Plant and Mine Development (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment
Cost	$ 26,477	$ 25,182
Accumulated Depreciation	(14,139)	(12,664)
Property, Plant and Equipment, Net, Total	12,338	12,518
Land
Property, Plant and Equipment
Cost	222	218
Property, Plant and Equipment, Net, Total	222	218
Facilities and equipment
Property, Plant and Equipment
Cost	15,979	15,115
Accumulated Depreciation	(9,760)	(8,774)
Property, Plant and Equipment, Net, Total	$ 6,219	6,341
Facilities and equipment | Minimum
Property, Plant and Equipment
Depreciable Life	1 year
Facilities and equipment | Maximum
Property, Plant and Equipment
Depreciable Life	27 years
Mine development
Property, Plant and Equipment
Cost	$ 5,260	4,773
Accumulated Depreciation	(3,026)	(2,602)
Property, Plant and Equipment, Net, Total	$ 2,234	2,171
Mine development | Minimum
Property, Plant and Equipment
Depreciable Life	1 year
Mine development | Maximum
Property, Plant and Equipment
Depreciable Life	27 years
Mineral interests
Property, Plant and Equipment
Cost	$ 1,975	1,975
Accumulated Depreciation	(624)	(577)
Property, Plant and Equipment, Net, Total	1,351	1,398
Mineral Interests, Cost	1,975	1,975
Mineral Interests Accumulated Depreciation	(624)	(577)
Mineral Interests Net Book Value	$ 1,351	1,398
Mineral interests | Minimum
Property, Plant and Equipment
Depreciable Life	1 year
Mineral interests | Maximum
Property, Plant and Equipment
Depreciable Life	27 years
Production stage
Property, Plant and Equipment
Mineral Interests, Cost	$ 865	816
Mineral Interests Accumulated Depreciation	(624)	(577)
Mineral Interests Net Book Value	$ 241	239
Production stage | Minimum
Property, Plant and Equipment
Depreciable Life	1 year
Production stage | Maximum
Property, Plant and Equipment
Depreciable Life	22 years
Development stage
Property, Plant and Equipment
Mineral Interests, Cost	$ 39	66
Mineral Interests Net Book Value	39	66
Exploration stage
Property, Plant and Equipment
Mineral Interests, Cost	1,071	1,093
Mineral Interests Net Book Value	1,071	1,093
Asset retirement cost
Property, Plant and Equipment
Cost	1,069	982
Accumulated Depreciation	(729)	(711)
Property, Plant and Equipment, Net, Total	$ 340	271
Asset retirement cost | Minimum
Property, Plant and Equipment
Depreciable Life	1 year
Asset retirement cost | Maximum
Property, Plant and Equipment
Depreciable Life	27 years
Construction-in-progress
Property, Plant and Equipment
Cost	$ 1,972	2,119
Property, Plant and Equipment, Net, Total	1,972	2,119
Leased assets included above in facilities and equipment
Property, Plant and Equipment
Cost	27	27
Accumulated Depreciation	(15)	(11)
Property, Plant and Equipment, Net, Total	$ 12	$ 16
Leased assets included above in facilities and equipment | Minimum
Property, Plant and Equipment
Depreciable Life	1 year
Leased assets included above in facilities and equipment | Maximum
Property, Plant and Equipment
Depreciable Life	27 years